Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2014
Software license | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful lives	2 years
Software license | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful lives	5 years
Customer base
Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful lives	5 years
Contract backlog
Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful lives	2 months
Trade name and domain name
Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful lives	4 years